Inventories (Tables)	12 Months Ended
Nov. 30, 2023
Classes of current inventories [abstract]
Summary of detailed information about inventories

	2023	2022

Raw materials	$2,262	$2,583

Work in progress	1,708	5,815

Finished goods	2,096	11,290

	$6,066	$19,688